Non-Current Assets by Region (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Non-Current Assets by Region
Non-Current Assets	€ 39,959	€ 45,899
EMEA
Non-Current Assets by Region
Non-Current Assets	13,027	11,794
Germany
Non-Current Assets by Region
Non-Current Assets	7,125	5,897
Rest of EMEA
Non-Current Assets by Region
Non-Current Assets	5,902	5,897
Americas
Non-Current Assets by Region
Non-Current Assets	25,762	32,894
United States
Non-Current Assets by Region
Non-Current Assets	25,236	32,385
Rest of Americas
Non-Current Assets by Region
Non-Current Assets	526	510
India
Non-Current Assets by Region
Non-Current Assets	361	333
Rest of APJ
Non-Current Assets by Region
Non-Current Assets	809	877
APJ
Non-Current Assets by Region
Non-Current Assets	€ 1,170	€ 1,210